Non-Cash Transactions - Summary of Changes in Liabilities Arising From Financing Activities Including Non-cash Transactions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Beginning Balance	$ 9,758	$ 10,340
Cash Flows from Financing Activities	(3,683)	(3,728)
Changes in Non-Cash Transactions, New Leases	3,796	3,803
Changes in Non-Cash Transactions, Acquired by business combination	71
Changes in Non-Cash Transactions, Others	(265)	(572)
Cash Flows from Operation Activities - Interest Paid	(80)	(85)
Ending Balance	$ 9,597	$ 9,758